JPMorgan Tax Aware Real Return Fund Performance Management - R6 Shares [Member] - JPMorgan Tax Aware Real Return Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Past Performance
Performance Narrative [Text Block]	This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.The table compares that performance to the Bloomberg US Municipal Index, a broad based securities market index, the Bloomberg U.S. 1–15 Year Blend (1–17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. The Bloomberg US Municipal Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg U.S. 1–15 Year Blend (1–17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index are the Fund’s additional indices and are more representative of the Fund’s investment universe than the regulatory index. The performance of Class R6 Shares is based on the performance of Class I Shares (which are not offered in this prospectus) of the Fund prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class I Shares. Prior class performance for Class R6 Shares has been adjusted to reflect differences in expenses between Class R6 Shares and Class I Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg does not approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, shall have any liability or responsibility for injury or damages arising in connection therewith.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the performance of the Fund’s Class R6 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	The table compares that performance to the Bloomberg US Municipal Index, a broad based securities market index, the Bloomberg U.S. 1–15 Year Blend (1–17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom TR Index. The Bloomberg US Municipal Index serves as the Fund’s regulatory index and provides a broad measure of market performance. The Bloomberg U.S. 1–15 Year Blend (1–17) Municipal Bond Index and the Bloomberg US Municipal/Inflation Swap 5 Year Zero Coupon Custom Index are the Fund’s additional indices and are more representative of the Fund’s investment universe than the regulatory index.
Bar Chart [Heading]	YEAR-BY-YEAR RETURNS - CLASS R6 SHARES
Bar Chart Closing [Text Block]	Best Quarter4th quarter, 20235.28%Worst Quarter1st quarter, 2020-8.11%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS(For periods ended December 31, 2025)
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.jpmorganfunds.com
Performance Availability Phone [Text]	1-800-480-4111
Class R6
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020